Schedule of Stock Option Activity (Details)	12 Months Ended
Dec. 31, 2023 USD ($) $ / shares shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term	3 years 11 days
Two Thousand Twenty Three Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number, Beginning Balance | shares
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price, Beginning Balance | $ / shares
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Intrinsic Value | $
Granted | shares	1,071,719,000
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Grants in Period, Weighted Average Exercise Price | $ / shares	$ 5.51
[custom:SharebasedCompensationArrangementBySharebasedPaymentAwardOptionsOutstandingWeightedAverageRemainingContractualTerm]	8 years 10 months 6 days
Cancelled/forfeited | shares
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Forfeitures in Period, Weighted Average Exercise Price | $ / shares
Exercised | shares
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price | $ / shares
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number, Ending Balance | shares	1,071,719
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price, Ending Balance | $ / shares	$ 5.51
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term	8 years 10 months 6 days
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Intrinsic Value | $
Exercisable | shares	17,500,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercisable, Weighted Average Exercise Price | $ / shares	$ 5.51
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term	5 years 8 months 19 days
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercisable, Intrinsic Value | $
Number of Options | shares	1,054,219,000
Weighted Average Exercise Price | $ / shares	$ 5.51
Weighted Average Remaining Contractual Term (years)	9 years 6 months 7 days
Aggregate Intrinsic Value (in thousands) | $